Cash and Cash Equivalents and Restricted Cash (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Jan. 19, 2022
Cash and Cash Equivalents and Restricted Cash [Abstract]
Cash and cash equivalents	$ 54,732
Restricted cash, non-current	15,200
Cash and cash equivalents and restricted cash	69,932	$ 0
Restricted cash served as cash collateral	$ 15,200